Reconciliation of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2010
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			¥ 24				¥ 53
Gains or losses (realized/ unrealized), included in earnings							(26)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income			1				(2)
Gains or losses (realized/ unrealized), total			1				(28)
Purchase, sales, and settlements (net)			(25)				(25)
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	292,909		308,955		315,676		401,804
Gains or losses (realized/ unrealized), included in earnings	(520)	[1]	(922)	[1]	(1,851)	[1]	(7,705)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	1,939		(1,971)		(632)		(3,192)
Gains or losses (realized/ unrealized), total	1,419		(2,893)		(2,483)		(10,897)
Purchases	14,346				53,681
Sales	(6,452)				(6,777)
Settlements	(30,379)				(88,254)
Purchase, sales, and settlements (net)			(6,024)				(47,333)
Transfers in and/ or out of Level 3 (net)							(43,536)	[2]
Ending Balance	271,843		300,038		271,843		300,038
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(978)	[1]	(889)	[1]	(2,487)	[1]	(7,733)	[1]
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,681		3,147		2,573		6,841
Gains or losses (realized/ unrealized), included in earnings	(37)	[1]	(22)	[1]	(105)	[1]	10	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	17		(4)		203		(66)
Gains or losses (realized/ unrealized), total	(20)		(26)		98		(56)
Purchases	546				2,549
Settlements	(318)				(2,331)
Purchase, sales, and settlements (net)			(473)				(2,080)
Transfers in and/ or out of Level 3 (net)							(2,057)	[2]
Ending Balance	2,889		2,648		2,889		2,648
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(37)	[1]	(23)	[1]	(108)	[1]	(23)	[1]
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	180,191		213,852		222,314		246,305
Gains or losses (realized/ unrealized), included in earnings	(1,576)	[1]	(183)	[1]	(3,451)	[1]	(4,993)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	964		(148)		3,112		1,491
Gains or losses (realized/ unrealized), total	(612)		(331)		(339)		(3,502)
Purchases	100				100
Sales	(10)				(10)
Settlements	(17,273)				(59,669)
Purchase, sales, and settlements (net)			(4,262)				(41,473)
Transfers in and/ or out of Level 3 (net)							7,929	[2]
Ending Balance	162,396		209,259		162,396		209,259
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(1,601)	[1]	(215)	[1]	(3,476)	[1]	(5,031)	[1]
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	99,624		86,462		85,283		143,176
Gains or losses (realized/ unrealized), included in earnings	1,093	[1]	(717)	[1]	1,705	[1]	(2,722)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	785		(1,825)		(3,336)		(4,635)
Gains or losses (realized/ unrealized), total	1,878		(2,542)		(1,631)		(7,357)
Purchases	13,700				45,341
Sales	(6,442)				(6,767)
Settlements	(9,788)				(23,254)
Purchase, sales, and settlements (net)			(1,289)				(3,780)
Transfers in and/ or out of Level 3 (net)							(49,408)	[2]
Ending Balance	98,972		82,631		98,972		82,631
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	660	[1]	(651)	[1]	1,097	[1]	(2,679)	[1]
Available-for-sale securities | Other Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	10,413		5,494		5,506		5,482
Gains or losses (realized/ unrealized), included in other comprehensive income	173		6		(611)		18
Gains or losses (realized/ unrealized), total	173		6		(611)		18
Purchases					5,691
Settlements	(3,000)				(3,000)
Ending Balance	7,586		5,500		7,586		5,500
Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,253		3,288		2,946		493
Gains or losses (realized/ unrealized), included in earnings	463	[1]	(2,204)	[1]	592	[1]	(2,068)	[1]
Gains or losses (realized/ unrealized), total	463		(2,204)		592		(2,068)
Settlements	10				188
Transfers in and/ or out of Level 3 (net)							2,659	[2]
Ending Balance	3,726		1,084		3,726		1,084
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	463	[1]	(2,204)	[1]	592	[1]	(2,068)	[1]
Derivative assets and liabilities (net) | Options held/written, caps held and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,263		2,720		3,134
Gains or losses (realized/ unrealized), included in earnings	463	[1]	(1,682)	[1]	592	[1]	(1,621)	[1]
Gains or losses (realized/ unrealized), total	463		(1,682)		592		(1,621)
Transfers in and/ or out of Level 3 (net)							2,659	[2]
Ending Balance	3,726		1,038		3,726		1,038
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	463	[1]	(1,682)	[1]	592	[1]	(1,621)	[1]
Derivative assets and liabilities (net) | Credit derivatives held/written
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(10)		568		(188)		493
Gains or losses (realized/ unrealized), included in earnings			(522)	[1]			(447)	[1]
Gains or losses (realized/ unrealized), total			(522)				(447)
Settlements	10				188
Ending Balance			46				46
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period			¥ (522)	[1]			¥ (447)	[1]

[1]	Principally, gains and losses from trading securities are included in brokerage commissions and net gains on investment securities; available-for-sale securities are included in write-downs of securities or life insurance premiums and related investment income and derivative assets and liabilities (net) are included in other operating revenues/expenses, respectively. Also, for available-for-sale securities, amortizations of interest recognized in interest on loans and investment securities are included in these columns.
[2]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.